BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segments (Details)	9 Months Ended	12 Months Ended
	Nov. 30, 2019 division segment store_format	Feb. 23, 2019 division store_format segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments | segment	1	1
Number of divisions | division	13	13
Number of store format | store_format	1	1